OIL & NATURAL GAS PROPERTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Extractive Industries [Abstract]
Goodwill, Impairment Loss	$ 5,373,207	$ 56,186,313